Subsequent Events (Details Narrative) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended
	Aug. 31, 2024 Capacity	Jul. 31, 2024 Capacity	Aug. 31, 2024 USD ($) Capacity Vessel	Sep. 30, 2024 USD ($) Capacity	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Subsequent Event [Line Items]
Aggregate gross sale proceeds | $							$ 91,400	$ 215,839
Aggregate gain on sale of vessels | $					$ 7,256	$ 10,151	$ 9,133	$ 43,601
Subsequent Event [Member]
Subsequent Event [Line Items]
Remaining vessels to be sold | Vessel			3
Property, Plant and Equipment, Additions | $				$ 88,044
Aggregate gross sale proceeds | $			$ 78,480
Date of expected delivery of vessel			second half of 2024
Aggregate gain on sale of vessels | $			$ 29,752
Zim Falcon [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built		2024
Vessel type		Containerships
Vessel capacity in TEU		5,300
Zim Pelican [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built		2024
Vessel type		Containerships
Vessel capacity in TEU		5,300
Navios Citrine [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built				2017
Vessel type				Kamsarmax
Vessel capacity in DWT				81,626
Navios Dolphin [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built				2017
Vessel type				Kamsarmax
Vessel capacity in DWT				81,630
Navios Amber [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built				2015
Vessel type				Kamsarmax
Vessel capacity in DWT				80,994
First Vessel Sold [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built			2009
Vessel type			MR2 Product Tanker
Vessel capacity in DWT			50,542
Second Vessel Sold [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built			2009
Vessel type			MR2 Product Tanker
Vessel capacity in DWT			50,470
Third Vessel Sold [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built			2005
Vessel type			Post-Panamax
Vessel capacity in DWT			87,052
Fourth Vessel Sold [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built			2006
Vessel type			Kamsarmax
Vessel capacity in DWT			82,790
Nave Polaris [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built	2024
Vessel type	Aframax/LR2
Vessel capacity in DWT	115,699
Zim Seagull [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built	2024
Vessel type	Containership
Vessel capacity in TEU	5,300